Provisions - Schedule (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 46.8
Additional provision in the period	16.4
Release of provision	(1.6)
Utilization of provision	(9.9)
Foreign exchange	(0.1)
Other provisions at end of period	51.6
Current	45.6	€ 40.9
Non-current	6.0	5.9
Provisions	51.6	€ 46.8
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	7.4
Additional provision in the period	6.5
Release of provision	0.0
Utilization of provision	(3.9)
Foreign exchange	0.0
Other provisions at end of period	10.0
Onerous/ unfavorable contracts
Disclosure of other provisions [line items]
Other provisions at beginning of period	1.2
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	(0.4)
Foreign exchange	0.0
Other provisions at end of period	0.8
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	6.9
Additional provision in the period	0.1
Release of provision	(0.4)
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions at end of period	6.6
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	31.3
Additional provision in the period	9.8
Release of provision	(1.2)
Utilization of provision	(5.6)
Foreign exchange	(0.1)
Other provisions at end of period	€ 34.2